Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2025 and 2024 consists of the following:
	December 31, 2025	December 31, 2024
Federal
Current	$23,592	$251,444
Return to provision	40,541	—
Deferred	(983,238)	(361,019)
Interest and penalties	—	210,648
State and Local
Current	—	—
Return to provision	—	—
Deferred	—	—
Foreign
Current	—	—
Return to provision	—	—
Deferred	—	—
Change in valuation allowance – federal	983,238	361,019
Change in valuation allowance – state and local	—	—
Change in valuation allowance – foreign	—	—
Income tax provision	$64,133	$462,092

Schedule of Net Deferred Tax Liability

The Company’s net deferred tax liability at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Deferred tax liability
Organizational costs/Startup expenses	$1,509,732	$899,736
Asset and liabilities accretion and amortization	2,337	—
Federal net operating loss carryforward	370,904	—
Total deferred tax asset	1,882,973	899,736
Change in valuation allowance – federal	(1,882,973)	(899,736)
Change in valuation allowance – state and local	—	—
Change in valuation allowance – foreign	—	—
Deferred tax liability, net of allowance	$—	$—

Schedule of Reconciliation Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2025 and 2024 is as follows:

	Year Ended December 31,
	2025		2024
Statutory federal income tax rate	21.0%	$(4,371,789)	21.0%
Change in fair value of Warrants	(14.7)%	3,056,968	(10.1)%
Recovery of offering costs attributable to partial waiver of deferred underwriting fee	0.3%	(56,342)	—%
Income tax interest and penalties	(0.1)%	23,605	(4.8)%
Change in fair value of conversion event liability	0.1%	(13,345)	(0.1)%
Interest expense – amortization of debt issuance costs	(0.4)%	73,646	(2.0)%
Excise tax interest and penalties	(0.5)%	112,543	(1.0)%
Business combination expenses	(1.0)%	215,047	(6.3)%
Prior year return to provision true-up	(0.2)%	40,562	1.0%
Change in valuation allowance – Federal	(4.9)%	983,238	(8.3)%
Change in valuation allowance – state and local	—%	—	—%
Change in valuation allowance – foreign	—%	—	—%
Income tax provision	(0.3)%	$64,133	(10.6)%